Managers Intermediate Mortgage Fund
Schedule of Portfolio Investments
June 30, 1999(unaudited)
	Shares	Value
U.S. Government and Agency Obligations - 99.4%

FNMA, 6.500%, 04/01/28	1,229,409	$1,185,986
FNMA, 6.500%, 04/01/29	721,481	695,998
FNMA, 6.000%, 03/01/29	225,022	211,378
FNMA, 6.500%, 09/01/10	271,222	268,084
FNMA, 7.000%, 11/01/23	19,432	19,238
GNMA, 6.500%, 07/15/28	145,304	139,718
GNMA, 7.000%, 06/15/29	149,985	147,969
GNMA, 7.000%, 11/15/27	1,465,618	1,445,920
GNMA, 7.000%, 11/15/28	281,711	277,925
GNMA, 7.000%, 12/15/27	62,659	61,817
GNMA, 8.000%, 02/15/27	395,186	406,421
GNMA, 8.000%, 04/15/27	398,858	410,198
GNMA, 8.000%, 05/15/26	18,852	19,388
GNMA, 8.000%, 06/15/26	16,857	17,336
GNMA, 8.000%, 07/15/26	19,701	20,261
GNMA, 8.000%, 07/15/27	435,740	448,128
GNMA, 8.000%, 10/15/26	235,817	242,521
GNMA, 8.000%, 10/15/26	400,655	412,046
	____________
Total U.S. Government and Agency
	(cost $6,572,871)	6,430,332
	____________
Other Investment Companies - 0.1%
JPM Prime Money Market Fund, 4.62%*
	(cost $380)	380	380
	____________
Total Investments - 99.5%
	(cost $6,573,251)	6,430,712
Other Assets, less Liabilities - 0.5%	31,745
	____________
Net Assets - 100.0%	$6,462,457
	____________	____________
Note:	Based on the cost of investments of $6,573,251 for federal income tax purposes
at June 30, 1999, the aggregate gross unrealized appreciation and depreciation was
$2,710 and $145,249, respectively, resulting in net unrealized depreciation of investments of $142,539.
* Yield shown for this investment company represents the June 30, 1999, seven-day average yield, which refers to the sum of the previous seven days' dividends paid, expressed as an annual percentage.



								Managers
The Managers Funds					Intermediate
Statements of Assets and Liabilities			Mortgage
June 30, 1999 (unaudited)					Fund

Assets:
	Investments at value*	$	6,430,712
	Cash		55,230
	Receivable for Fund shares sold		46
	Interest receivable		38,314

	        Total assets		6,524,302

Liabilities:
	Payable for Fund shares repurchased		42,535
	Accrued expenses:
	    Investment advisory and management fees		1,445
	    Administrative fees		5,000
	    Other		12,865

	      Total liabilities		61,845

Net Assets		$	6,462,457

	Shares outstanding		425,444

	Net asset value, offering and redemption
	    price per share		$15.19


Net Assets Represent:
Paid-in capital	$	86,434,302
Undistributed net investment income		53,632
Accumulated net realized loss from investments and
    futures contracts		(79,882,938)
Net unrealized appreciation of investments and		(142,539)

Net Assets		$	6,462,457

*  Investments at cost	$	6,573,251


The accompanying notes are an integral part of these financial statements.




			Managers
The Managers Funds			Intermediate
Statements of Operations			Mortgage
For the six months ended June 30, 1999 (unaudited)			Fund


Interest Income:		$	346,549

Expenses:
	Investment advisory and management fees		25,165
	Administrative fees		18,981
	Custodian fees		7,364
	Audit fees		2,505
	Transfer agent fees		10,152
	Registration fees		10,014
	Reports to shareholders		6,613
	Insurance		1,839
	Legal fees		2,167
	Trustee fees		277
	Miscellaneous expenses		684

	    Total expenses before reduction/waiver		85,761
	    Less:  fee waiver		(27,961)
	    Expense reduction		(269)

	Net expenses		57,531

	    Net investment income 		289,018

Net Realized and Unrealized Loss:
	Net realized loss on investment transactions		(129,918)
	Net unrealized depreciation of investments and		(258,333)

	       Net realized and unrealized loss		(388,251)

Net Decrease in Net Assets Resulting
      from Operations		$	(99,233)


	The accompanying notes are an integral part of these financial statements.



The Managers Funds			Managers Intermediate
Statements of Changes in Net Assets			Mortgage Fund

			For the six
			months ended		For the
			June 30, 1999		year ended
			(unaudited)		December 31, 1998

Increase (Decrease) in Net Assets
From Operations:
	Net investment income 		289,018 		809,075
	Net realized gain (loss) on investments		(129,918)
	386,983
	Net unrealized (depreciation) of investments
	(258,333)		(257,335)

	      Net increase (decrease) in net assets

	         resulting from operations		(99,233)
	938,723


Distributions to Shareholders:
	From net investment income		(235,385)
	(824,004)

From Capital Share Transactions:
	Proceeds from sale of shares		1,407,900
	1,407,921
	Net asset value of shares issued in connection

	     with reinvestment of dividends		172,382
	616,249
	Cost of shares repurchased		(6,332,670)
	(12,189,755)

	      Net decrease from capital
	         share transactions		(4,752,388)
	(10,165,585)

	Total decrease in net assets		(5,087,006)
	(10,050,866)

Net Assets:
	Beginning of period		11,549,463 		21,600,329

	End of period		6,462,457 		11,549,463


End of period undistributed
     net investment income			53,632 		--

Share Transactions:
	Sale of shares		90,315 		90,308
	Shares issued in connection with reinvestment

	     of dividends 		11,109 		39,630
	Shares repurchased		(415,729)		(782,433)

	     Net decrease in shares		(314,305)
	(652,495)




Managers Intermediate Mortgage Fund
Financial Highlights
For a share of capital stock outstanding thruoghout each period


For the
six months
ended
June 30, 1999		 Year ended December 31,
(unaudited)					1998 				1997
		1996 			1995 			1994
Net Asset Value,
Beginning of Period	$15.61 	$15.51 	$15.17
$15.54 			$14.20 			$20.65

Income from
Investment Operations:
Net investment income 	0.44 	0.81 	0.87 	0.87 	0.93 	1.52
Net realized and unrealized
gain (loss) on investments	(0.55)	0.11 	0.33 	(0.38)
1.45 			(6.56)

Total from investment
operations	(0.11)	0.92 		1.20 			0.49
2.38 			(5.04)

Less Distributions to
Shareholders from:
Net investment income	(0.31)	(0.82)	(0.86)
(0.86)			(1.03)			(1.41)
In excess of net investment
income			--				--
	--			--			(0.01)
	--

Total distributions to
shareholders			(0.31)
(0.82)				(0.86)			(0.86)
(1.04)			(1.41)

Net Asset Value,
End of Period	$15.19 				$15.61
$15.51 			$15.17 			$15.54
	$14.20

Total Return						(0.73)%(c)(d)
6.08%(d)				8.23%			3.33%
17.27%			(25.00)%(d)

Ratio of net expenses
to average net assets						1.03%(b)
1.05%				1.20%			1.19%			1.17%
		0.85%

Ratio of net investment income
to average net assets			5.17%(b)
5.06%				5.76%			5.78%			6.33%
		8.37%

Portfolio turnover	229%(c)				652%
317%			232%			506%			240%

Net assets at end of period
(000's omitted)					$6,462
$11,549 				$21,600 			$24,846
$40,022 			$55,986

Expense Waiver/Reduction (a)
Ratio of total expenses to
average net assets						1.53%(b)
1.24%				N/A			N/A			N/A
0.92%
Ratio of net investment
income to average net assets	4.66%(b)	4.86%	N/A	N/A
N/A			8.30%

(a) Ratio information assuming no waiver of investment
advisory and management fees and/or administrative fees and no reduction of custodian expenses in effect for the periods
presented, if applicable.  (See Note 1c and 2 of Notes to
Financial Statements.)
(b)		Annualized.
(c)		Not annualized.
(d) The total return would have been lower had certain expenses not been reduced during the periods shown.


(1)	Summary of Significant
	Accounting Policies
The Managers Funds (the "Trust") is a no-load, open-end, management investment company, organized as a Massachusetts business trust, and registered under the Investment Company Act of 1940 (the "1940 Act"), as amended. Currently the Trust is comprised of 10 investment series. Included in this report is Managers Intermediate Mortgage Fund ("Intermediate
Mortgage"),

Intermediate Mortgage's financial statements are prepared in accordance with generally accepted accounting principles, which require management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting periods. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements:

(a)	Valuation of Investments
Fixed-income securities are valued based upon valuations furnished by independent pricing services that utilize matrix systems which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations. Equity securities traded on a domestic or international securities exchange are valued at the last quoted sales price, or, lacking any sales, on the basis of the last quoted bid price. Over-the-counter securities for which market quotations are readily available are valued at the last quoted bid price. Short-term investments having a remaining maturity of 60 days or less are valued at amortized cost which approximates market. Securities for which market quotations are not readily available are valued at fair value, as determined in good faith and pursuant to procedures adopted by the Board of Trustees.

Investments in certain mortgage-backed, stripped mortgage-backed, preferred stocks, convertible securities and other debt securities not traded on an organized market, are valued on the basis of valuations provided by dealers or by a pricing service which uses information with respect to transactions in such securities, various relationships between securities and yield to maturity in determining value.

(b)	Security Transactions
Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.

(c)	Investment Income
	and Expenses
Interest income is determined on the basis of interest accrued. Discounts and premiums are amortized using the effective interest method when required for Federal income tax purposes. Dividend income is recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Other income and expenses are recorded on an accrual basis. Expenses which cannot be directly attributed to a particular fund are apportioned among the funds in the Trust based upon their relative net assets or number of shareholders.

Intermediate Mortgage has a "balance credit" arrangement with the custodian bank whereby each Fund is credited with an interest factor equal to 0.75% of the nightly Fed Funds rate for account balances left uninvested overnight. These credits serve to reduce custody expenses that would otherwise be charged to the Funds. For the six months ended June 30, 1999, Intermediate Mortgage's custody expenses were reduced by $269, under these arrangements.

(d)	Dividends and Distributions
Dividends resulting from net investment income normally will be declared monthly for Intermediate
Mortgage. These dividends normally will be payable on the third to the last business day of the month.
Distributions of capital gains, if any, will be made on an annual basis and when required for federal excise tax purposes. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments for mortgage-backed securities, option transactions, market discount and foreign currency transactions.
Permanent book and tax basis differences, if any, relating to shareholder distributions will result in reclassifications to paid-in capital.

 (e)	Repurchase Agreements
Intermediate Mortgage may enter into repurchase agreements provided that the value of the underlying collateral, including accrued interest, will be equal to or exceed the value of the repurchase agreement during the term of the agreement. The underlying collateral for all repurchase agreements is held in safekeeping by the Fund's custodian or at the Federal
Reserve Bank.

If the seller defaults and the value of the collateral declines, or if bankruptcy proceedings commence with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.


(g)	Federal Taxes
Each Fund intends to comply with the requirements under Subchapter M of the Internal Revenue Code of
1986, as amended, and to distribute substantially all of its taxable income and gains to its shareholders and to meet certain diversification and income requirements with respect to investment companies.
Therefore, no federal income or excise tax provision is included in the accompanying financial statements.

(h)	Capital Loss Carryovers
As of December 31, 1998, Intermediate Mortgage had accumulated net realized capital loss carryovers from securities transactions for Federal income tax purposes as shown in the following chart. These amounts may be used to offset realized capital gains, if any, through December 31, 2006.

	Capital Loss
Fund	Amount	Expires
Intermediate Mortgage	$58,714,139	2002
	20,796,333	2003
	224,035	2004

(i)	Capital Stock
The Trust's Declaration of Trust authorizes each series of the Trust the issuance of an unlimited number of shares of beneficial interest, without par value. Each Fund records sales and repurchases of its capital stock on the trade date. Dividends and distributions to shareholders are recorded as of the ex-dividend date.

At June 30, 1999, certain omnibus accounts held greater than 10% of the outstanding shares of Intermediate Mortgage - one owns 33%.

(j)	Delayed Delivery Transactions
Intermediate Mortgage may purchase or sell securities on a when-issued or forward commitment basis. Payment and delivery may take place a month or more after the date of the transaction. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated.

Intermediate Mortgage may receive compensation for interest forgone on entering into delayed delivery transactions. The Funds identify cash or securities as segregated in its custodial records with a value at least equal to the amount of the forward purchase commitment.

(2)	Agreements and Transactions
	with Affiliates
Effective April 1, 1999, the Trust entered into a new
Fund Management Agreement under which The Managers
Funds LLC (the "Investment Manager"), formerly The
Managers Funds, L.P. and now a subsidiary of Affiliated Managers Group, Inc., provides or oversees investment advisory and management services to Intermediate Mortgage. The Investment Manager selects portfolio managers for Intermediate Mortgage (subject to Trustee approval), allocates assets among portfolio managers and monitors the portfolio managers' investment programs and results.
Intermediate Mortgage's investment portfolio is managed by portfolio managers who serve pursuant to Portfolio Management Agreements with the Investment
Manager and the Fund. Certain officers of Intermediate Mortgage are officers of the Investment
Manager.

Investment advisory and management fees are paid directly by Intermediate Mortgage to The Managers
Funds LLC based on average daily net assets. The annual investment advisory and management fee rates, as a percentage of average daily net assets are as follows:


	Investment Advisory
Fund	and Management Fee
____	__________________
Intermediate Mortgage	0.45%8

For the six months ended June 30, 1999, the Investment Manager voluntarily waived a portion of its investment advisory and management fee, amounting to 13,981.

Effective April 1, 1999, the Trust entered into a new
Administration and Shareholder Servicing Agreement under which The Managers Funds LLC serves as each Fund's administrator (the "Administrator") and is responsible for all aspects of managing Intermediate
Mortgage's operations, including administration and shareholder services to each Fund, its shareholders, and certain institutions, such as bank trust departments, broker-dealers and registered investment advisers, that advise or act as an intermediary with Intermediate Mortgage's shareholders.

For the six months ended June 30, 1999, the Administrator voluntarily waived its fee based on each Fund's average daily net assets of 0.25% for Intermediate Mortgage, amounting to 13,980.

Effective April 1, 1999, the aggregate annual fee paid to each outside Trustee for serving as a Trustee of the Trust is $16,000. In addition, the fees that the Trustees receive for attendance at in-person and telephonic meetings are $1,000 and $500 per meeting, respectively. The Trustee fee expense shown in the financial statements represents Intermediate
Mortgage's allocated portion of the total fees paid by the Trust.

(3)	Purchases and Sales
	of Securities
Portfolio purchases and sales of investments, excluding short-term securities, and of U.S.
government securities, for the six months ended June
30, 1999, were as follows:

	Long-Term Securities
Fund	Purchases	Sales
Intermediate Mortgage	$31,281,458,	$37,573,229

	U.S. Government Securities Only
Fund	Purchases	Sales
Intermediate Mortgage	---	$1,564,014

(4)	Risks Associated with
	 Collateral Mortgage
	 Obligations ("CMOs")
The net asset value of Funds may be sensitive to interest rate fluctuations because Intermediate
Mortgage may hold several instruments, including CMOs and other derivatives, whose values can be significantly impacted by interest rate movements.
CMOs are obligations collateralized by a portfolio of mortgages or mortgage-related securities. Payments of principal and interest on the mortgage are passed through to the holder of the CMOs on the same schedule as they are received, although certain classes of CMOs have priority over others with respect to the receipt of prepayments on the mortgages.

Therefore, the investment in CMOs may be subject to a greater or lesser risk of prepayment than other types of mortgage-related securities. CMOs may have a fixed or variable rate of interest.

(6)	Forward Commitments
Certain transactions, such as futures and forward transactions, dollar roll agreements, or purchases of when-issued or delayed delivery securities may have a similar effect on a Intermediate Mortgage's net asset value as if the Fund had created a degree of leverage in its portfolio. However, if Intermediate Mortgage enters into such a transaction, the Fund will establish a segregated account with its Custodian in which it will maintain cash, U.S. government securities or other liquid securities equal in value to its obligations in respect to such transaction.
Securities and other assets held in the segregated account may not be sold while the transaction is outstanding, unless other suitable assets are substituted.